Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)	12 Months Ended
Dec. 31, 2023
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Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)
Note 24 Information Provided in Connection with Investments in Deferred Annuity Contracts and
Signature
Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)
The following condensed consolidated financial information, presented in accordance with IFRS, and the related disclosure have been included in these Consolidated Financial Statements with respect to JHUSA in compliance with Regulation S-X and Rule 12h-5 of the United States Securities and Exchange Commission (the “Commission”). These financial statements are incorporated by reference in certain of the MFC and its subsidiaries registration statements that are described below and relate to MFC’s guarantee of certain securities to be issued by its subsidiaries.
JHUSA maintains a book of deferred annuity contracts that feature a market value adjustment, some of which are registered with the Commission. The deferred annuity contracts may contain variable investment options along with fixed investment period options, or may offer only fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep the parties whole with respect to the fixed interest bargain for the entire fixed investment period. These fixed investment period options that contain a market value adjustment feature are referred to as “MVAs”.
JHUSA has sold medium-term notes to retail investors under its
Signature
Notes program.
Effective December 31, 2009, John Hancock Variable Life Insurance Company (the “Variable Company”) and John Hancock Life Insurance Company (the “Life Company”) merged with and into JHUSA. In connection with the mergers, JHUSA assumed the Variable Company’s rights and obligations with respect to the MVAs issued by the Variable Company and the Life Company’s rights and obligations with respect to the
Signature
Notes issued by the Life Company.
MFC fully and unconditionally guaranteed the payment of JHUSA’s obligations under the MVAs and under the
Signature
Notes (including the MVAs and
Signature
Notes assumed by JHUSA in the merger), and such MVAs and the
Signature
Notes were registered with the Commission. The
Signature
Notes and MVAs assumed or issued by JHUSA are collectively referred to in this note as the “Guaranteed Securities”. JHUSA is, and each of the Variable Company and the Life Company was, a wholly owned subsidiary of MFC.
MFC’s guarantees of the Guaranteed Securities are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the Guaranteed Securities.
The laws of the State of New York govern MFC’s guarantees of the
Signature
Notes issued or assumed by JHUSA and the laws of the Commonwealth of Massachusetts govern MFC’s guarantees of the MVAs issued or assumed by JHUSA. MFC has consented to the jurisdiction of the courts of New York and Massachusetts. However, because a substantial portion of MFC’s assets is located outside the United States, the assets of MFC located in the United States may not be sufficient to satisfy a judgment given by a federal or state court in the United States to enforce the subordinate guarantees. In general, the federal laws of Canada and the laws of the Province of Ontario, where MFC’s principal executive offices are located, permit an action to be brought in Ontario to enforce such a judgment provided that such judgment is subsisting and unsatisfied for a fixed sum of money and not void or voidable in the United States and a Canadian court will render a judgment against MFC in a certain dollar amount, expressed in Canadian dollars, subject to customary qualifications regarding fraud, violations of public policy, laws limiting the enforcement of creditor’s rights and applicable statutes of limitations on judgments. There is currently no public policy in effect in the Province of Ontario that would support avoiding the recognition and enforcement in Ontario of a judgment of a New York or Massachusetts court on MFC’s guarantees of the
Signature
Notes issued or assumed by JHUSA or a Massachusetts court on guarantees of the MVAs issued or assumed by JHUSA.
MFC is a holding company. MFC’s assets primarily consist of investments in its subsidiaries. MFC’s cash flows primarily consist of dividends and interest payments from its operating subsidiaries, offset by expenses and shareholder dividends and MFC stock repurchases. As a holding company, MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees, substantially depends upon dividends from its operating subsidiaries.
These subsidiaries are subject to certain regulatory restrictions under laws in Canada, the United States and certain other countries, which may limit their ability to pay dividends or make contributions or loans to MFC. For example, some of MFC’s subsidiaries are subject to restrictions prescribed by the ICA on their ability to declare and pay dividends. The restrictions related to dividends imposed by the ICA are described in note 1
3
.
In the United States, insurance laws in Michigan, New York, and Massachusetts, the jurisdictions in which certain of MFC’s U.S. insurance company subsidiaries are domiciled, impose general limitations on the payment of dividends and other upstream distributions or loans by these insurance subsidiaries. These limitations are described in note 1
3
.
In Asia, the insurance laws of the jurisdictions in which MFC operates either provide for specific restrictions on the payment of dividends or other distributions or loans by subsidiaries or impose solvency or other financial tests, which could affect the ability of subsidiaries to pay dividends in certain circumstances.
There can be no assurance that any current or future regulatory restrictions in Canada, the United States or Asia will not impair MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees.

The following condensed consolidated financial information, presented in accordance with IFRS, reflects the effects of the mergers and is provided in compliance with Regulation S-X and in accordance with Rule 12h-5 of the Commission.
Condensed Consolidated Statement of Financial Position

As at December 31, 2023	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$86	$109,433	$307,930	$(239)	$417,210
Investments in unconsolidated subsidiaries	58,694	8,674	17,916	(85,284)	–
Insurance contract assets	–	–	217	(72)	145
Reinsurance contract held assets	–	42,418	10,380	(10,147)	42,651
Other assets	329	8,731	32,700	(3,736)	38,024
Segregated funds net assets	–	188,067	191,241	(1,764)	377,544
Total assets	$59,109	$357,323	$560,384	$(101,242)	$875,574
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	$–	$145,589	$232,972	$(10,565)	$367,996
Reinsurance contract held liabilities	–	–	2,831	–	2,831
Investment contract liabilities	–	3,487	8,928	(599)	11,816
Other liabilities	573	5,869	51,266	(3,786)	53,922
Long-term debt	6,071	–	–	–	6,071
Capital instruments	5,426	594	647	–	6,667
Insurance contract liabilities for account of segregated fund holders	–	51,719	62,424	–	114,143
Investment contract liabilities for account of segregated fund holders	–	136,348	128,817	(1,764)	263,401
Shareholders’ and other equity	47,039	13,773	70,755	(84,528)	47,039
Participating policyholders’ equity	–	(56)	313	–	257
Non-controlling interests	–	–	1,431	–	1,431
Total liabilities and equity	$59,109	$357,323	$560,384	$(101,242)	$875,574
Condensed Consolidated Statement of Financial Position

	Restated (note 2)
As at December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$63	$109,332	$291,266	$(519)	$400,142
Investments in unconsolidated subsidiaries	58,024	8,584	18,018	(84,626)	–
Insurance contract assets	–	–	739	(66)	673
Reinsurance contract held assets	–	44,849	11,215	(10,193)	45,871
Other assets	333	8,899	33,082	(3,873)	38,441
Segregated funds net assets	–	173,417	177,361	(2,216)	348,562
Total assets	$58,420	$345,081	$531,681	$(101,493)	$833,689
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	$–	$147,440	$217,942	$(10,533)	$354,849
Reinsurance contract held liabilities	–	–	2,391	–	2,391
Investment contract liabilities	–	2,585	8,207	(713)	10,079
Other liabilities	450	7,206	53,186	(3,616)	57,226
Long-term debt	6,234	–	–	–	6,234
Capital instruments	4,860	614	648	–	6,122
Insurance contract liabilities for account of segregated fund holders	–	49,947	60,269	–	110,216
Investment contract liabilities for account of segregated fund holders	–	123,470	117,092	(2,216)	238,346
Shareholders’ and other equity	46,876	13,865	70,550	(84,415)	46,876
Participating policyholders’ equity	–	(46)	(31)	–	(77)
Non-controlling interests	–	–	1,427	–	1,427
Total liabilities and equity	$58,420	$345,081	$531,681	$(101,493)	$833,689

Condensed Consolidated Statement of Income

For the year ended December 31, 2023	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Insurance service result
Insurance revenue	$–	$9,858	$15,754	$(1,640)	$23,972
Insurance service expenses	–	(8,928)	(12,195)	1,741	(19,382)
Net expenses from reinsurance contracts held	–	(315)	(175)	(123)	(613)
Total insurance service result	–	615	3,384	(22)	3,977
Investment result
Net investment income (loss)	638	4,232	14,179	(1,028)	18,021
Insurance / reinsurance finance income (expenses)	–	(4,723)	(9,993)	88	(14,628)
Other investment result	–	100	(432)	(103)	(435)
Total investment result	638	(391)	3,754	(1,043)	2,958
Other revenue	14	790	6,384	(442)	6,746
Other expenses	(55)	(1,112)	(4,776)	268	(5,675)
Interest expenses	(433)	(79)	(2,281)	1,239	(1,554)
Net income (loss) before income taxes	164	(177)	6,465	–	6,452
Income tax (expenses) recoveries	7	175	(1,027)	–	(845)
Net income (loss) after income taxes	171	(2)	5,438	–	5,607
Equity in net income (loss) of unconsolidated subsidiaries	4,932	811	809	(6,552)	–
Net income (loss)	$5,103	$809	$6,247	$(6,552)	$5,607
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$144	$–	$144
Participating policyholders	–	(74)	360	74	360
Shareholders and other equity holders	5,103	883	5,743	(6,626)	5,103
	$5,103	$809	$6,247	$(6,552)	$5,607
Condensed Consolidated Statement of
Income

	Restated (note 2)
For the year ended December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Insurance service result
Insurance revenue	$–	$9,946	$14,760	$(1,588)	$23,118
Insurance service expenses	–	(10,652)	(12,417)	3,734	(19,335)
Net expenses from reinsurance contracts held	–	(570)	281	(334)	(623)
Total insurance service result	–	(1,276)	2,624	1,812	3,160
Investment result
Net investment income (loss)	554	(53)	781	(945)	337
Insurance / reinsurance finance income (expenses)	–	(325)	(4,376)	(1,606)	(6,307)
Other investment result	–	36	(426)	(9)	(399)
Total investment result	554	(342)	(4,021)	(2,560)	(6,369)
Other revenue	(36)	505	6,181	(464)	6,186
Other expenses	(42)	(841)	(4,455)	274	(5,064)
Interest expenses	(439)	(54)	(1,496)	938	(1,051)
Net income (loss) before income taxes	37	(2,008)	(1,167)	–	(3,138)
Income tax (expenses) recoveries	32	624	503	–	1,159
Net income (loss) after income taxes	69	(1,384)	(664)	–	(1,979)
Equity in net income (loss) of unconsolidated subsidiaries	(2,002)	638	(746)	2,110	–
Net income (loss)	$(1,933)	$(746)	$(1,410)	$2,110	$(1,979)
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$121	$–	$121
Participating policyholders	–	(530)	288	75	(167)
Shareholde rs a nd other equity holders	(1,933)	(216)	(1,819)	2,035	(1,933)
	$(1,933)	$(746)	$(1,410)	$2,110	$(1,979)

Consolidated Statement of Cash Flows

For the year ended December 31, 2023	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,103	$809	$6,247	$(6,552)	$5,607
Adjustments:
Equity in net income of unconsolidated subsidiaries	(4,932)	(811)	(809)	6,552	–
Increase (decrease) in net insurance contract liabilities	–	455	10,242	–	10,697
Increase (decrease) in investment contract liabilities	–	(112)	547	–	435
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	–	28	946	–	974
Amortization of (premium) discount on invested assets	–	30	(171)	–	(141)
Contractual service margin (“CSM”) amortization	–	(455)	(1,543)	–	(1,998)
Other amortization	10	147	424	–	581
Net realized and unrealized (gains) losses and impairment on assets	3	471	(3,319)	–	(2,845)
Deferred income tax expenses (recoveries)	(11)	(141)	622	–	470
Stock option expense	–	(3)	5	–	2
Cash provided by (used in) operating activities before undernoted items	173	418	13,191	–	13,782
Dividends from unconsolidated subsidiaries	5,600	386	(679)	(5,307)	–
Changes in policy related and operating receivables and payables	(4)	(649)	7,294	–	6,641
Cash provided by (used in) operating activities	5,769	155	19,806	(5,307)	20,423
Investing activities
Purchases and mortgage advances	–	(15,165)	(68,856)	–	(84,021)
Disposals and repayments	–	16,159	54,122	–	70,281
Changes in investment broker net receivables and payables	–	12	9	–	21
Net cash increase (decrease) from sale (purchase) of subsidiaries	–	–	(1)	–	(1)
Investment in common shares of subsidiaries	(1,843)	–	–	1,843	–
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	5	–	(5)	–
Notes receivable from parent	–	–	(4)	4	–
Notes receivable from subsidiaries	(25)	–	–	25	–
Cash provided by (used in) investing activities	(1,868)	1,010	(14,730)	1,868	(13,720)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	–	–	(693)	–	(693)
Issue of capital instruments, net	1,194	–	–	–	1,194
Redemption of capital instruments	(600)	–	–	–	(600)
Secured borrowing from securitization transactions	–	–	537	–	537
Changes in deposits from Bank clients, net	–	–	(895)	–	(895)
Lease payments	–	(3)	(95)	–	(98)
Shareholders’ dividends and other equity distributions	(2,972)	–	–	–	(2,972)
Common shares repurchased	(1,595)	–	–	–	(1,595)
Common shares issued, net	94	–	1,843	(1,843)	94
Contributions from (distributions to) non-controlling interests, net	–	–	(14)	–	(14)
Dividends paid to parent	–	679	(5,986)	5,307	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(5)	5	–
Notes payable to parent	–	–	25	(25)	–
Notes payable to subsidiaries	4	–	–	(4)	–
Cash provided by (used in) financing activities	(3,875)	676	(5,282)	3,439	(5,042)
Cash and short-term securities
Increase (decrease) during the year	26	1,841	(206)	–	1,661
Effect of foreign exchange rate changes on cash and short-term securities	(3)	(52)	(357)	–	(412)
Balance, beginning of year	63	2,215	16,357	–	18,635
Balance, end of year	86	4,004	15,794	–	19,884
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	63	2,614	16,476	–	19,153
Net payments in transit, included in other liabilities	–	(399)	(119)	–	(518)
Net cash and short-term securities, beginning of year	63	2,215	16,357	–	18,635
End of year
Gross cash and short-term securities	86	4,329	15,923	–	20,338
Net payments in transit, included in other liabilities	–	(325)	(129)	–	(454)
Net cash and short-term securities, end of year	$86	$4,004	$15,794	$–	$19,884
Supplemental disclosures on cash flow information:
Interest received	$650	$3,369	$10,166	$(1,417)	$12,768
Interest paid	418	115	2,432	(1,417)	1,548
Income taxes paid (refund)	2	(1)	435	–	436
Consolidated Statement of Cash Flows

	Restated (note 2)
For the year ended December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$(1,933)	$(746)	$(1,410)	$2,110	$(1,979)
Adjustments:
Equity in net income of unconsolidated subsidiaries	2,002	(638)	746	(2,110)	–
Increase (decrease) in net insurance contract liabilities	–	2,051	2,965	–	5,016
Increase (decrease) in investment contract liabilities	–	(111)	510	–	399
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	–	2	708	–	710
Amortization of (premium) discount on invested assets	–	33	(164)	–	(131)
Contractual service margin (“CSM”) amortization	–	(578)	(1,415)	–	(1,993)
Other amortization	9	156	354	–	519
Net realized and unrealized (gains) losses and impairment on assets	(36)	4,854	8,842	–	13,660
Gain on U.S. variable annuity reinsurance transaction (pre-tax)	–	(1,026)	(44)	–	(1,070)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax)	–	–	(95)	–	(95)
Deferred income tax expenses (recoveries)	(33)	(354)	(1,607)	–	(1,994)
Stock option expense	–	(3)	8	–	5
Cash provided by (used in) operating activities before undernoted items	9	3,640	9,398	–	13,047
Dividends from unconsolidated subsidiaries	6,200	399	734	(7,333)	–
Changes in policy related and operating receivables and payables	44	1,644	3,270	–	4,958
Cash decrease due to U.S. variable annuity reinsurance transaction	–	(1,263)	(114)	–	(1,377)
Cash provided by (used in) operating activities	6,253	4,420	13,288	(7,333)	16,628
Investing activities
Purchases and mortgage advances	–	(28,685)	(82,873)	–	(111,558)
Disposals and repayments	1	23,429	69,977	–	93,407
Changes in investment broker net receivables and payables	–	(11)	(56)	–	(67)
Net cash increase (decrease) from sale (purchase) of subsidiaries	–	–	(182)	–	(182)
Investment in common shares of subsidiaries	(2,479)	–	–	2,479	–
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	19	–	(19)	–
Notes receivable from parent	–	–	415	(415)	–
Notes receivable from subsidiaries	46	(7)	–	(39)	–
Cash provided by (used in) investing activities	(2,432)	(5,256)	(12,719)	2,007	(18,400)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	–	–	346	–	346
Issue of long-term debt, net	946	–	–	–	946
Redemption of capital instruments	–	–	(1,000)	–	(1,000)
Secured borrowing from securitization transactions	–	–	437	–	437
Changes in deposits from Bank clients, net	–	–	1,703	–	1,703
Lease payments	–	(5)	(115)	–	(120)
Shareholders’ dividends and other equity distributions	(2,787)	–	–	–	(2,787)
Common shares repurchased	(1,884)	–	–	–	(1,884)
Common shares issued, net	23	–	2,479	(2,479)	23
Preferred shares and other equity issued, net	990	–	–	–	990
Preferred shares redeemed, net	(711)	–	–	–	(711)
Contributions from (distributions to) non-controlling interests, net	–	–	(51)	–	(51)
Dividends paid to parent	–	(734)	(6,599)	7,333	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(19)	19	–
Notes payable to parent	–	–	(39)	39	–
Notes payable to subsidiaries	(415)	–	–	415	–
Cash provided by (used in) financing activities	(3,838)	(739)	(2,857)	5,326	(2,108)
Cash and short-term securities
Increase (decrease) during the year	(17)	(1,575)	(2,288)	–	(3,880)
Effect of foreign exchange rate changes on cash and short-term securities	2	225	358	–	585
Balance, beginning of year	78	3,565	18,287	–	21,930
Balance, end of year	63	2,215	16,357	–	18,635
Cash and short-term securities
Beginning of ye ar
Gross cash and short-term securities	78	4,087	18,429	–	22,594
Net payments in transit, included in other liabilities	–	(522)	(142)	–	(664)
Net cash and short-term securities, beginning of year	78	3,565	18,287	–	21,930
End of year
Gross cash and short-term securities	63	2,614	16,476	–	19,153
Net payments in transit, included in other liabilities	–	(399)	(119)	–	(518)
Net cash and short-term securities, end of year	$63	$2,215	$16,357	$–	$18,635
Supplemental disclosures on cash flow information:
Interest received	$512	$3,850	$8,672	$(1,161)	$11,873
Interest paid	424	84	1,608	(1,161)	955
Income taxes paid (refund)	–	124	1,114	–	1,238